CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 23, 2021
Class A common stock subject to possible redemption, outstanding (in shares)		13,800,000	13,800,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock Subject to Redemption
Class A common stock subject to possible redemption, outstanding (in shares)	13,800,000	13,800,000	13,800,000
Class A common stock subject to possible redemption price (in USD/share)	$ 10.11	$ 10.10	$ 10.10
Common shares, shares issued			13,800,000
Common shares, shares outstanding			13,800,000
Class A Ordinary shares
Class A common stock subject to possible redemption, outstanding (in shares)	13,800,000	13,800,000	13,800,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000	200,000,000
Non-redeemable, shares issued	0	0	0
Non-redeemable, shares outstanding	0	0	0
Common shares, shares issued		13,800,000	13,800,000
Common shares, shares outstanding		13,800,000	13,800,000
Class B Ordinary shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000	20,000,000
Common shares, shares issued	3,450,000	3,450,000	3,450,000	4,312,500
Common shares, shares outstanding	3,450,000	3,450,000	3,450,000